Retirement Plans - Changes in Fair Value of Level Three Assets (Detail) - Fair Value, Inputs, Level 3 - Private Equity $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 47.3
Unrealized gains-net	11.9
Purchases, sales and settlements	(14.1)
Plan transfer	(45.1)
Fair value of plan assets at end of year	$ 0.0